Reit Conversion - Additional Information (Detail) (USD $) Share data in Millions, unless otherwise specified	1 Months Ended	12 Months Ended			3 Months Ended				12 Months Ended	1 Months Ended
	Oct. 31, 2012	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Potential Development Projects [Member]	Sep. 30, 2012 Potential Development Projects [Member]	Dec. 31, 2012 IT Projects [Member]	Sep. 30, 2012 IT Projects [Member]	Dec. 31, 2012 REIT Conversion [Member]	Sep. 30, 2012 Maximum [Member]
Real Estate Properties [Line Items]
Number of shares approved for issuance										34
Sales price of management rights and intellectual property	$ 210,000,000
Purchase price to the Management Rights	190,000,000
Purchase price IP Rights	20,000,000
Projections of revenues and profits		4 years
Term of management rights for income amortization		65 years
REIT conversion costs		101,964,000							102,000,000
Impairment charge		33,291,000			6,900,000	14,000,000	5,100,000	7,300,000	33,300,000
Professional fees									23,100,000
Employment severance and retention costs									24,400,000
Various other transition costs									21,200,000
Estimated one time costs related to REIT conversion		85,000,000
Estimated federal income taxes associated with transaction minimum		4,000,000
Estimated federal income taxes associated with transaction maximum		$ 7,000,000